Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2016 and 2017 comprised the following:

	2016	2017
	Millions of yen
Cash	¥869,296	¥893,797
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	433	236
Time deposits, certificates of deposit and other	218,546	31,180

Total	¥1,088,275	¥925,213